Contractual Future Maturities of Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified		3 Months Ended		0 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	3 Months Ended
	Nov. 30, 2012	Mar. 31, 2014 Senior Notes 7.375% due 2018	Mar. 31, 2014 Availability Services Term Loan	Jan. 15, 2014 Subsequent Event Senior secured notes due 2014	Mar. 31, 2014 Subsequent Event Senior Notes 7.375% due 2018	Mar. 31, 2014 Subsequent Event Availability Services Term Loan	Dec. 31, 2013 Tranche A Accounts Receivable Facilities	Feb. 28, 2014 Tranche A Subsequent Event	Dec. 31, 2013 Tranche Four And Five [Member]	Jan. 31, 2014 Term loans Accounts Receivable Facilities	Jan. 31, 2014 Term loans Subsequent Event Accounts Receivable Facilities	Mar. 31, 2014 Term loans Subsequent Event Accounts Receivable Facilities	Mar. 31, 2014 Tranche C	Mar. 31, 2014 Tranche C Subsequent Event	Mar. 31, 2014 Tranche D	Mar. 31, 2014 Tranche D Subsequent Event	Mar. 31, 2014 Tranche E	Mar. 31, 2014 Tranche E Subsequent Event	Mar. 31, 2014 SpinCo	Mar. 31, 2014 SpinCo Subsequent Event
Long Term Debt Maturities Repayments Of Principal [Line Items]
Proceeds from issuance of debt			$ 1,005			$ 1,005
Repayment of loan				250		1,005	200	7		60	60	60	27	27	713	713	265	265
Debt Instrument, Periodic Payment, Principal									36
Senior Notes issued	1,000																		425	425
Senior Notes retired		$ 389			$ 389